Goodwill and other intangible assets - Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models (Detail)	Aug. 01, 2022	Aug. 01, 2021
Canadian Banking [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.00%	9.40%
Terminal growth rate	3.00%	3.00%
Caribbean Banking [member]
Disclosure of information for cash-generating units [line items]
Discount rate	12.60%	10.90%
Terminal growth rate	3.50%	3.50%
Canadian Wealth Management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.80%	10.50%
Terminal growth rate	3.00%	3.00%
Global asset management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.80%	10.50%
Terminal growth rate	3.00%	3.00%
U.S. Wealth Management (including City National) [member]
Disclosure of information for cash-generating units [line items]
Discount rate	12.80%	11.10%
Terminal growth rate	3.00%	3.00%
Insurance [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.60%	10.20%
Terminal growth rate	3.00%	3.00%
Investor & Treasury Services [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.80%	9.90%
Terminal growth rate	3.00%	3.00%
Capital Markets [member]
Disclosure of information for cash-generating units [line items]
Discount rate	12.40%	11.80%
Terminal growth rate	3.00%	3.00%